Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	¥ 65,108
Total assets measured at fair value	65,108
Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	0
Total assets measured at fair value	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	65,108
Total assets measured at fair value	65,108
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	0
Total assets measured at fair value	¥ 0